Document And Entity Information	9 Months Ended
Jun. 30, 2024
Document Information Line Items
Entity Registrant Name	Graphjet Technology
Document Type	S-1/A
Amendment Flag	true
Amendment Description	AMENDMENT NO. 2
Entity Central Index Key	0001879373
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	E9